EQ ADVISORS TRUSTSM

EQ/FRANKLIN STRATEGIC INCOME PORTFOLIO

SUPPLEMENT DATED DECEMBER 19, 2018 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 1, 2018

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information of EQ Advisors Trust (“Trust”) dated August 1, 2018. You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information (“SAI”) and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding portfolio managers’ changes to the following Portfolio (the “Portfolio”):

EQ/Franklin Strategic Income Portfolio

Effective December 31, 2018, Christopher J. Molumphy will no longer serve as a member of the team that is responsible for the securities selection, research and trading for the Portfolio. All references to Christopher J. Molumphy, contained the Prospectus with respect to the Portfolio are hereby deleted in their entirety.

Effective December 31, 2018, the table in the section of the Prospectus entitled “EQ/Franklin Strategic Income Portfolio — Class IB and K Shares — Who Manages the Portfolio — Sub-Adviser: Franklin Advisers, Inc. (“Franklin Advisers” or “Sub-Adviser”)”, is amended to include the following:

Name	Title	Date Began Managing the Portfolio
Sonal Desai	Executive Vice President and Chief Investment Officer of Franklin Fixed Income Group	December 2018

Effective December 31, 2018, the section of the Prospectus entitled “Management of the Trust — The Sub-Advisers — Franklin Advisers, Inc.” is amended to include the following information:

Dr. Sonal Desai is Executive Vice President and Chief Investment Officer of Franklin Fixed Income Group. She joined Franklin Templeton Investments in 2009.

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Effective December 31, 2018, all references to Christopher J. Molumphy, contained the Statement of Additional Information, with respect to the Portfolio are hereby deleted in their entirety.

Effective December 31, 2018, the section of the SAI entitled “Appendix C — EQ Advisors Trust — Portfolio Manager Information — Franklin Advisers, Inc. (“Franklin Advisers” or “Sub-Adviser”)” is amended to include the following information:

Franklin Advisers, Inc. (“Franklin Advisers” or “Sub-Adviser”)
Portfolio Manager	Presented below for the portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category as
	of October 31, 2018						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (Millions)	Number of Accounts	Total Assets (Millions)	Number of Accounts	Total Assets (Millions)	Number of Accounts	Total Assets	Number of Accounts	Total Assets (Millions)	Number of Accounts	Total Assets
EQ/Franklin Strategic Income Portfolio
Sonal Desai	6	$5,837.4	14	$45,653.7	0	N/A	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Fund as of October 31, 2018

Portfolio Manager	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	over $1,000,000
EQ/Franklin Strategic Income Portfolio
Sonal Desai	X

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